Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(in millions)
Retail	$9,949	$10,344
Wholesale	8,583	8,611
Other	130	46
Total	$18,662	$19,001

Maturities of Financing Receivables

Contractual maturities of financing receivables as of December 31, 2016 are as follows:

Amount
(in millions)
2017	$11,171
2018	2,396
2019	2,034
2020	1,389
2021	1,479
2022 and thereafter	193
Total	$18,662

Summary of Aging of Receivables

The aging of financing receivables as of December 31, 2016 and 2015 is as follows (in millions):

	2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$27	$—	$—	$27	$7,172	$7,199	$32	$7,231
EMEA	—	—	—	—	348	348	—	348
LATAM	14	—	—	14	1,662	1,676	73	1,749
APAC	1	—	—	1	620	621	—	621
Total Retail	$42	$—	$—	$42	$9,802	$9,844	$105	$9,949
Wholesale
NAFTA	$—	$—	$—	$—	$3,591	$3,591	$39	$3,630
EMEA	29	2	—	31	3,847	3,878	23	3,901
LATAM	—	—	—	—	594	594	2	596
APAC	2	—	6	8	448	456	—	456
Total Wholesale	$31	$2	$6	$39	$8,480	$8,519	$64	$8,583

	2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three years ended December 31, 2016, 2015 and 2014 is as follows (in millions):

	December 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	52	60	—	112
Charge-offs, net of recoveries	(82)	(14)	—	(96)
Foreign currency translation and other	10	(4)	—	6
Ending balance	374	200	—	574
Ending balance: Individually evaluated for impairment	179	149	—	328
Ending balance: Collectively evaluated for impairment	195	51	—	246
Receivables:
Ending balance	9,949	8,583	130	18,662
Ending balance: Individually evaluated for impairment	317	491	—	808
Ending balance: Collectively evaluated for impairment	$9,632	$8,092	$130	$17,854

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign currency translation and other	(96)	23	(1)	(74)
Ending balance	468	182	—	650
Ending balance: Individually evaluated for impairment	233	115	—	348
Ending balance: Collectively evaluated for impairment	235	67	—	302
Receivables:
Ending balance	11,978	9,400	94	21,472
Ending balance: Individually evaluated for impairment	484	758	—	1,242
Ending balance: Collectively evaluated for impairment	$11,494	$8,642	$94	$20,230

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	2016				2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$—	$—	$—	$—	$41	$40	$—	$37
EMEA	$90	$90	$—	$74	$74	$74	$—	$79
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$33	$33	$—	$35
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$31	$30	$18	$31	$54	$53	$18	$52
EMEA	$171	$171	$143	$195	$238	$238	$167	$263
LATAM	$23	$23	$17	$23	$—	$—	$—	$—
APAC	$2	$2	$1	$2	$9	$9	$2	$12
Wholesale
NAFTA	$44	$43	$4	$46	$82	$82	$3	$92
EMEA	$420	$420	$131	$378	$607	$607	$95	$657
LATAM	$22	$15	$12	$18	$25	$21	$7	$22
APAC	$5	$5	$2	$18	$20	$20	$20	$18
Total
Retail	$317	$316	$179	$325	$416	$414	$187	$443
Wholesale	$491	$483	$149	$460	$767	$763	$125	$824

Carrying Amount of Restricted Assets Included In Financing Receivables

At December 31, 2016 and 2015, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2016	2015
Retail note and finance lease receivables	$7,140	$7,695
Wholesale receivables	6,445	6,189
Total	$13,585	$13,884